Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0000025	$ 0.0000025
Ordinary shares, shares authorized	[1]	20,000,000,000	20,000,000,000
Ordinary shares, shares issued	[1]	21,173,413	20,000,000
Ordinary shares, shares outstanding	[1]	21,173,413	20,000,000

[1]	Share and per share data are presented on a retroactive basis to reflect the reorganization and the forward split at a ratio of 1-for-4, with effective date of July 15, 2024.